                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Managed Sectors Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Managed Sectors Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                             SHARES             $ VALUE
------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.1%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                            21,500        $   1,197,980
------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                                    6,500        $     534,300
------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                         42,100            1,713,891
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   2,248,191
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 5.7%
------------------------------------------------------------------------------------------------------------------------------
American Express Co.^                                                                              48,700        $   2,622,495
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    84,400            3,976,084
------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        98,800            3,672,396
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  10,270,975
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.4%
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       55,800        $   3,491,964
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                                  13,400            1,061,950
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                    75,300            4,697,967
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             53,700            2,190,960
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  11,442,841
------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 6.0%
------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                                               90,200        $   2,904,440
------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.^*                                                                               170,100            2,959,740
------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              47,300            1,258,653
------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                                 28,600              980,694
------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    94,000            2,579,360
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  10,682,887
------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                          29,300        $   2,856,750
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          20,300            1,101,478
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   3,958,228
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                                              69,400        $   1,615,632
------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                     50,400            2,167,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   3,782,832
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 13.1%
------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       77,600        $   2,114,600
------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                        37,700            1,701,024
------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                   346,500            8,939,700
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                     368,100            4,719,042
------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                                  118,300            2,674,763
------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                           135,700            3,374,859
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  23,523,988
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.1%
------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                       185,600        $   7,403,584
------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.1%
------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                33,900        $   1,347,186
------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               74,900            4,130,735
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   5,477,921
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            27,900        $     807,147
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.3%
------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                46,500        $   1,971,135
------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                              69,800            2,588,184
------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                  27,900            1,266,939
------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                    24,600              969,240
------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                            99,800            2,758,472
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   9,553,970
------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.1%
------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          69,600        $   3,817,560
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                    56,600        $   2,994,140
------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.^                                                                      13,200              947,892
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   3,942,032
------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.7%
------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       58,200        $   3,125,340
------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.7%
------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                   22,500        $   2,992,500
------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.0%
------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                        65,200        $   2,478,252
------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      29,200            1,086,240
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   3,564,492
------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                                 21,900        $   2,061,009
------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.0%
------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                                   48,300        $   1,756,671
------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                         66,200            3,574,800
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   5,331,471
------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.8%
------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                            50,000        $   3,123,000
------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    89,900            4,832,125
------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                      60,900            2,365,965
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  10,321,090
------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                        157,500        $   2,214,450
------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                          61,500            1,768,740
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   3,983,190
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 14.2%
------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                               121,200        $   5,846,688
------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                                   50,200            2,926,660
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 144,700            9,709,370
------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             161,200            6,991,244
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  25,473,962
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.4%
------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"^                                                                      16,100        $     923,013
------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                                28,800            1,567,584
------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                 27,800            1,590,438
------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                    41,700            1,324,809
------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                     118,350            2,548,076
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   7,953,920
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.8%
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                              389,800        $   7,554,324
------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                     62,000              972,160
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   8,526,484
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                      54,000        $   1,279,260
------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.6%
------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                        29,500        $   2,637,890
------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                   26,400            1,944,360
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   4,582,250
------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $153,976,674)                                                                     $ 177,305,104
------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         PAR AMOUNT              $ VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.2%
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost #                        $2,201,000        $   2,201,000
------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES              $ VALUE
------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 20.5%
------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      36,702,368        $  36,702,368
------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $192,880,042)                                                                $ 216,208,472
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(20.8)%                                                                             (37,243,591)
------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $ 178,964,881
------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
# The rate shown represents an annualized yield at time of purchase.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MANAGED SECTORS FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                             $ 193,259,963
                                                           =============
Gross unrealized appreciation                              $  24,770,320
Gross unrealized depreciation                                 (1,821,811)
                                                           -------------
Net unrealized appreciation (depreciation)                 $  22,948,509
                                                           =============

(2) Subsequent Event

On June 13, 2005, the fund was reorganized into the Strategic Growth Fund.



A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Strategic Growth Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Strategic Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.3%
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      350,110      $   14,252,978
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.2%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            205,670      $   11,075,330
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 454,567          21,414,651
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,489,981
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.7%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    549,550      $   34,390,839
---------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                              362,830          14,186,653
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  309,780          19,327,174
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          462,560          18,872,448
---------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*^                                                                         131,680           4,363,875
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                266,820           7,044,048
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   98,185,037
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.4%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*^                                                                    463,630      $   14,669,253
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        149,060           8,943,600
---------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                 994,750          16,045,318
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              663,700          11,548,380
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                            452,420          12,038,896
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               730,033          25,032,832
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 687,480          18,864,451
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  107,142,730
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          236,700      $    6,570,792
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       114,640           6,220,366
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,791,158
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                          1,065,300      $   24,800,184
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              75,930           5,682,601
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,482,785
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    191,810      $   10,933,170
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.4%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    404,690      $   11,027,803
---------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                         259,990           5,904,373
---------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                           320,670           8,068,057
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      639,900          28,872,288
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               2,080,260          53,670,708
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 2,503,380          32,093,332
---------------------------------------------------------------------------------------------------------------------------
TomTom N.V.*                                                                                      7,670             175,799
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                       1,074,479          26,722,293
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  166,534,653
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.3%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                   1,069,310      $   42,654,776
---------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR                                                                   35,160           2,543,474
---------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd., ADR*                                                                    87,500           2,289,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   47,488,125
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             133,650      $    5,311,251
---------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                    371,470          14,996,244
---------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    153,940           8,118,796
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            385,250          21,246,538
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   49,672,829
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     128,530      $    8,860,858
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            297,250          10,843,680
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         649,274          18,783,497
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,488,035
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.0%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            483,780      $   17,938,562
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                243,100          11,039,171
---------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          77,560           2,906,173
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  476,460          19,515,802
---------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 133,890           5,275,266
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                             1,038,010           9,103,348
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                69,820          16,791,710
---------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                                               887,390           8,172,862
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         344,930           9,533,865
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    611,330          16,964,408
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  117,241,167
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       280,250      $   15,371,713
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   384,910      $   21,670,433
---------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                    204,260           7,590,302
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   29,260,735
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  173,350      $    9,170,215
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   130,600           6,021,966
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,192,181
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   446,140      $   21,722,557
---------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    358,640          19,258,968
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           606,326          28,636,777
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   69,618,302
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              220,339      $   12,239,831
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.0%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     478,920      $   18,203,749
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   699,500          26,021,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,225,149
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               257,306      $    4,055,143
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          387,730          20,371,334
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,426,477
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        63,870      $    5,392,544
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 3.3%
---------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                        255,550      $    6,922,850
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          121,680           7,600,133
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 276,650          14,869,938
---------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         314,350          12,611,722
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   169,900           6,600,615
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   48,605,258
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                    1,815,970      $   25,532,538
---------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        262,580           7,551,801
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   33,084,339
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 13.3%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             702,500      $   33,888,600
---------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  232,260          17,956,021
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 438,390          25,558,137
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               798,840          53,602,164
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                119,280          15,040,795
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         1,095,698          47,520,422
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  193,566,139
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                                       244,430      $   10,816,028
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.9%
---------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                        164,260      $    6,677,169
---------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                328,320          12,919,392
---------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               351,620          20,116,180
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  406,200          12,904,974
---------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   286,170           6,161,240
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  535,170          12,271,448
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   71,050,403
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 8.2%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          3,008,030      $   58,295,621
---------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      742,250          17,465,143
---------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                1,413,010          22,155,997
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  598,800          22,311,288
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  120,228,049
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    121,260      $    6,181,835
---------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     112,570          10,066,009
---------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                175,170          12,901,271
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   29,149,115
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,436,218,423)                                                               $1,447,928,911
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    31,164,777      $   31,164,777
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0%
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8%, 2003**                                                  $ 10,000,000      $            0
---------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $0)                                                                $            0
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.4%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost<                     $ 19,554,000      $   19,554,000
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $2,000.17 by various U.S. Treasury and Federal Agency obligations in a jointly traded account),
  at Cost                                                                                  $      2,000      $        2,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,486,939,200)                                                          $1,498,649,688
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(2.8)%                                                                           (40,530,008)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $1,458,119,680
---------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
** Non-income producing security- in default.
 ^ All or a portion of this security is on loan.
 < The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt.
GDR = Global Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund ) as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $1,492,692,829
                                                        ==============
Gross unrealized appreciation                           $  102,808,159
Gross unrealized depreciation                              (96,851,300)
                                                        --------------
Net unrealized appreciation(depreciation)               $    5,956,859
                                                        ==============



A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Core Equity Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.9%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 3.2%
---------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                             11,870      $    1,127,650
---------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                           43,190             401,235
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            24,840           1,611,868
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                        28,980           3,092,166
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,232,919
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                        26,090      $    1,177,181
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            13,170      $      645,725
---------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                   10,080             685,541
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,331,266
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 12.3%
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            92,134      $    4,267,647
---------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.*                                                                     87,580           3,255,349
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          83,160           2,972,970
---------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.^                                                                100,660           2,743,992
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               35,210           1,924,227
---------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                        71,390           3,445,995
---------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                            35,040           2,579,294
---------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                     52,410           1,537,185
---------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.^                                                                         35,990           1,486,387
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,213,046
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     14,700      $      919,926
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           21,480             876,384
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                 26,660             703,824
---------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                 37,080             305,168
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,805,302
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.6%
---------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                       8,930      $      277,277
---------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                       8,460             100,420
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                                             14,980             482,356
---------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                               11,950             349,299
---------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                121,460           1,498,816
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                             7,770             477,700
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                                            34,550             435,330
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                37,000           1,268,730
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  84,430           2,316,759
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,206,687
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                      121,380      $    1,803,707
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                          4,240             305,874
---------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                 18,800           1,544,984
---------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                     78,690             786,900
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           14,280             396,413
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,837,878
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                             83,660      $    1,947,605
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                               5,730             428,833
---------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                   12,160             309,472
---------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                                                    88,670             696,060
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,381,970
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                    28,510      $    1,326,000
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                     38,500           2,194,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,520,500
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                     38,080      $    1,091,373
---------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                             155               4,227
---------------------------------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                                                  20,540             572,244
---------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                        11,870             661,159
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   147,410           1,889,796
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  75,370           1,704,116
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,922,915
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.^*                                                                           14,810      $      588,105
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     104,400           4,164,516
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,752,621
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      29,000      $      928,580
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                         15,870      $      550,213
---------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                     39,390           2,077,429
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                             57,880           3,192,082
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,819,724
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.9%
---------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.^                                                                    11,040      $      472,512
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            121,500           4,432,320
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          93,950           2,717,974
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,622,806
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.2%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             44,480      $    1,649,318
---------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                               19,760             514,155
---------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                                30,490             646,083
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                 10,850             492,699
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                   11,140             456,294
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                74,270             651,348
---------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                     31,270             867,117
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     37,060           1,028,415
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,305,429
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                               17,470      $      801,873
---------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                               7,360             367,190
---------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                               10,820             804,683
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                                18,300             654,225
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,627,971
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.8%
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                   20,620      $    2,223,661
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                85,982           4,832,188
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                 40,240           4,474,286
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,530,135
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        31,290      $    1,716,257
---------------------------------------------------------------------------------------------------------------------------
Kroger Co.^*                                                                                     35,760             599,695
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,315,952
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              24,190      $    1,197,405
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    71,079           4,001,748
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,199,153
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                      243,480      $    1,095,660
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   15,540      $      822,066
---------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.^                                                                     3,760             270,006
---------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                           25,300             803,781
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,895,853
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.2%
---------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                       47,840      $    1,228,053
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                    54,900           2,673,081
---------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                     47,320           2,541,084
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            39,880           1,883,532
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,325,750
---------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                      13,340      $    1,297,315
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.1%
---------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                         25,540      $    1,103,839
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                               38,240           2,124,232
---------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                   25,060             501,200
---------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                    39,350           1,140,757
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          11,870             887,757
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                    25,520           1,138,192
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                       19,780           1,252,272
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,148,249
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                                                   222,870      $    1,366,193
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                    45,460           1,691,112
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,057,305
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                            3,530      $      185,466
---------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                      7,260             146,507
---------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                      8,940             162,529
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $      494,502
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                 6,660      $      626,773
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc.^*                                                          29,210      $      477,876
---------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                    5,500             359,425
---------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*                                                                       27,530           1,238,299
---------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                                 25,230             163,995
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                         130,310           1,579,357
---------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.^*                                                                           25,340             351,719
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,170,671
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                    9,920      $      319,027
---------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                         20,690             560,492
---------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                                6,660             243,023
---------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                          20,220             811,226
---------------------------------------------------------------------------------------------------------------------------
Syneron Medical Ltd.*                                                                            24,590             829,175
---------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                           14,660           1,122,663
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,885,606
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                               16,000      $      466,318
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                  40,290           1,169,619
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,635,937
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                    24,900      $      987,783
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                               5,600      $      205,184
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                  22,720             971,053
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                      8,130             460,321
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                       28,250             637,038
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,273,596
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      141,050      $    1,983,163
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd.^*                                                                 34,280             438,098
---------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                         42,900           1,233,804
---------------------------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                                                218,680             798,182
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,453,247
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.0%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              46,130      $    2,225,311
---------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                   16,170           1,250,103
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  51,730           3,015,859
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                43,980           2,951,058
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           101,480           4,401,188
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   13,843,519
---------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                                          11,320      $      333,827
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.^                                                                         16,340      $    1,091,512
---------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp.^                                                                                  51,570             486,821
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,578,333
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                         24,370      $    1,078,373
---------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                           11,690             362,741
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,441,114
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                           102,910      $    2,443,083
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   17,920      $      569,318
---------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                     76,000             538,080
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,107,398
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                          61,456      $    1,547,462
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            158,620      $    3,074,056
---------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                          9,550             790,931
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,864,987
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.2%
---------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                19,450      $      637,766
---------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                    128,420           3,042,270
---------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.^*                                                                       49,980             581,267
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,261,303
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                               65,390      $    4,390,285
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.6%
---------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                        36,350      $    1,619,393
---------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      11,280           1,008,658
---------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                  6,980             514,077
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,142,128
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
---------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                                73,950      $      978,359
---------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                 17,320             925,754
---------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     19,520             914,512
---------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                       20,820             744,731
---------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        19,230           1,105,917
---------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                        9,550             766,668
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,435,941
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $176,550,716)                                                                 $  193,469,662
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.7%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost<                     $  3,409,000      $    3,409,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.2%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    29,977,158      $   29,977,158
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $209,936,874)                                                            $  226,855,820
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(14.8)%                                                                          (29,241,780)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  197,614,040
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

Aggregate Cost                                              $210,436,302
                                                            ============
Gross unrealized appreciation                               $ 21,414,613
Gross unrealized depreciation                                 (4,995,095)
                                                            ------------
Net unrealized appreciation(depreciation)                   $ 16,419,518
                                                            ============

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Core Growth Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.0%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                          60,700      $    3,382,204
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                        84,800           9,048,160
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,430,364
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                             17,000      $    1,213,716
---------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                  39,100           3,214,020
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,427,736
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            79,700      $    3,907,691
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.9%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             42,300      $    2,277,855
---------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                     124,700           4,635,099
---------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       229,700          11,087,619
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   18,000,573
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.5%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    239,400      $   14,981,652
---------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                               55,800           2,181,780
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   89,500           5,583,905
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          126,300           5,153,040
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,900,377
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                                            171,700      $    5,528,740
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                         20,600           1,236,000
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              209,000           3,636,600
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                             93,400           2,485,374
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 169,300           4,645,592
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,532,306
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                                                       7,500      $    1,621,425
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        18,200           1,774,500
---------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                 41,900           3,443,342
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,839,267
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            207,900      $    4,839,912
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    50,900           2,188,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,028,612
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                           39,100      $    2,997,015
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    101,400           5,779,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,776,815
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.7%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    255,300      $    6,956,925
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                       90,200           4,069,824
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 882,800          22,776,240
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 1,158,000          14,845,560
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 491,300          11,108,293
---------------------------------------------------------------------------------------------------------------------------
TomTom N.V.*                                                                                      5,270             120,790
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   59,877,632
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     364,100      $   14,523,949
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                    16,500      $    1,275,285
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             114,100      $    4,534,334
---------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                     57,900           3,053,646
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            234,500          12,932,675
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           175,800           5,371,424
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   25,892,079
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.7%
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            370,800      $   13,526,784
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         316,000           9,141,880
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,668,664
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.1%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            204,800      $    7,593,984
---------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"^*                                                                            52,800           1,873,872
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  120,642           4,941,496
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                                                     6,670           3,237,350
---------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                                               240,600           2,215,926
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                          91,300           2,523,532
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    110,000           3,052,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   25,438,660
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              40,600      $    2,025,534
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.0%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       225,100      $   12,346,735
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                    9,900      $      910,933
---------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                     103,300           4,699,117
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   190,500          10,725,150
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,335,200
---------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                                                           20,700      $    1,715,202
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   79,900      $    4,226,710
---------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.^                                                                    36,600           2,628,246
---------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                    89,600           2,524,928
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,379,884
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.2%
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   138,400      $    6,738,696
---------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    159,100           8,543,670
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           232,100          10,962,083
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   26,244,449
---------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                 57,000      $    7,581,000
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.8%
---------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     102,200      $    4,246,410
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              122,300           6,793,765
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,040,175
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.6%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     107,900      $    4,101,279
---------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                               34,200           9,521,280
---------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                            75,000           1,837,500
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   187,700           6,982,440
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,442,499
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          134,100      $    7,045,614
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        22,000      $    1,857,460
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                               58,500      $    2,612,610
---------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                   23,800           1,555,330
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,167,940
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.0%
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          155,600      $    9,718,776
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 141,000           7,578,750
---------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         194,100           7,787,292
---------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.*                                                                    82,500           3,102,825
---------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                           33,600           2,573,088
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,760,731
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             105,100      $    3,850,864
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 222,600           9,513,924
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      52,700           2,983,874
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,348,662
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      825,300      $   11,603,718
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 12.7%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             276,600      $   13,343,184
---------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                   16,000           1,236,960
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 181,000          10,552,300
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               308,400          20,693,640
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG^                                                                                90,400          11,399,127
---------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                  42,400           3,825,693
---------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                       113,400           3,784,158
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           322,100          13,969,477
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   78,804,539
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                          103,200      $    4,505,712
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               12,600      $      622,692
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                         95,800      $    4,239,150
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   134,700      $    6,313,389
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
---------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.*                                                                               57,400      $    1,564,150
---------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                               28,700           1,562,141
---------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               208,900          11,951,169
---------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  136,200           4,327,074
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  135,300           3,102,429
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,506,963
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                                                  98,000      $    5,554,640
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 6.2%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            934,700      $   18,114,486
---------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                  607,600           9,527,168
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                         76,300           1,956,332
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.^                                                                                 236,700           8,819,442
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,417,428
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                    161,100      $    3,816,459
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      52,700      $    4,712,434
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.3%
---------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                      100,000      $    1,489,000
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $561,464,472)                                                                 $  608,397,219
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.8%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    35,931,430      $   35,931,430
---------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                       Par Amount             $ Value
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $17,008,441        $ 17,007,000      $   17,007,000
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at Cost
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $614,402,902)                                                            $  661,335,649
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(6.5)%                                                                           (40,474,851)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  620,860,798
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                            $648,761,713
                                                          ============
Gross unrealized appreciation                             $ 21,059,409
Gross unrealized depreciation                               (8,485,473)
                                                          ------------
Net unrealized appreciation (depreciation)                $ 12,573,936
                                                          ============




A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) New Discovery Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 100.1%
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                       775,800      $    3,185,215
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                        78,400      $    3,537,408
---------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      103,720           4,222,441
---------------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"^*                                                                           114,000           4,202,040
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,961,889
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.0%
---------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                        151,100      $    3,295,491
---------------------------------------------------------------------------------------------------------------------------
Advance America, Cash Advance Centers, Inc.^                                                    260,970           3,186,444
---------------------------------------------------------------------------------------------------------------------------
Amegy Bancorporation, Inc.                                                                      418,840           7,459,540
---------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^                                                                121,040           2,990,898
---------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                                             334,398           5,370,432
---------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                                                         72,790           2,448,656
---------------------------------------------------------------------------------------------------------------------------
FirstCity Financial Corp.*                                                                      134,180           1,744,340
---------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                                                          375,440           6,033,321
---------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                                                 69,060           2,456,464
---------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                       71,885           1,495,208
---------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                                   223,100           3,076,549
---------------------------------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                                             228,450           3,077,222
---------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                 241,200           5,914,224
---------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                       568,640           7,733,504
---------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                        52,310           2,619,162
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   58,901,455
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                                              156,520      $    8,372,255
---------------------------------------------------------------------------------------------------------------------------
Applera Corp.^*                                                                                 409,200           4,059,264
---------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                          95,770           1,936,469
---------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                                                      162,120           1,969,758
---------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                                                451,510           4,605,402
---------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                               272,040          10,571,474
---------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                                158,830           1,944,079
---------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                                               238,000           1,958,740
---------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  122,730           4,623,239
---------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                                                 426,510           1,906,500
---------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                                                 286,140           4,715,587
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   46,662,767
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.0%
---------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                     144,600      $    4,489,830
---------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                                                          137,022           8,424,113
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"^*                                                                          526,470           6,644,051
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,557,994
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                                                50,940      $    3,397,698
---------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                                                      236,690           3,635,558
---------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                    338,830           3,388,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,421,556
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.7%
---------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                                                   152,040      $    5,734,949
---------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                        211,260           7,818,732
---------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc.^*                                                                     411,800           3,949,162
---------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                   108,400           7,564,152
---------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                            206,960           8,315,653
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                             73,890           5,529,928
---------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                    1,763,570           8,694,400
---------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                                                   981,120           7,701,792
---------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc.^*                                                                              145,000           3,242,200
---------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                 633,300          10,082,136
---------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                                            332,340          10,152,987
---------------------------------------------------------------------------------------------------------------------------
Wright Express Corp.*                                                                           370,220           5,927,222
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   84,713,313
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                               215,800      $    3,139,890
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.3%
---------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.^*                                                                                   120,320      $    4,011,469
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                    444,780          12,747,395
---------------------------------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                                                 275,860           7,685,460
---------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                                                   143,400           6,475,944
---------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.^*                                                                                  409,400          11,741,592
---------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                      230,060          12,814,342
---------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                                                  171,700           6,550,355
---------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                          523,790           9,297,273
---------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                               1,802,700           8,959,419
---------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                        1,692,211          10,728,618
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   91,011,867
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                     492,940      $   11,460,855
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^                                                                        470,720      $    5,723,955
---------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                           50,400           4,418,568
---------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                                              209,990           6,946,469
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,088,992
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                        187,740      $    6,508,946
---------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                     410,197           6,341,646
---------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                                               229,870           1,850,454
---------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                        109,520           9,528,240
---------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc.^                                                                        262,580           8,284,399
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,513,685
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                                  200,900      $    9,010,365
---------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                              471,880          14,194,150
---------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                           502,440          15,640,957
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   38,845,472
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 11.4%
---------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                 663,490      $    5,871,886
---------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                             119,860           5,080,865
---------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                           394,200          10,603,980
---------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                                                    224,120           6,297,772
---------------------------------------------------------------------------------------------------------------------------
Digital Theater Systems, Inc.^*                                                                 111,900           1,912,371
---------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., "A"*                                                                  119,180           2,376,449
---------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                               543,744          12,788,859
---------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                              281,580           7,326,712
---------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              627,900          13,305,201
---------------------------------------------------------------------------------------------------------------------------
Lipman Electronic Engineering Ltd.                                                               92,470           2,998,802
---------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                                                         130,790           2,525,555
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                            1,289,970          11,313,037
---------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                    805,490          22,336,238
---------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp.^*                                                                  476,600           6,510,356
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  111,248,083
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                                         375,320      $    1,895,366
---------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co.*                                                                         39,580           2,017,393
---------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.^                                                                              38,070           2,831,266
---------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.^*                                                                             45,740           1,968,192
---------------------------------------------------------------------------------------------------------------------------
Unit Corp.*                                                                                      66,050           2,577,271
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,289,488
---------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                    746,060      $    8,206,660
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                       406,090      $    4,564,452
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                 787,800      $    2,565,120
---------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                              292,400      $    6,821,692
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          277,490      $    8,815,857
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                          342,780      $    4,154,494
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.^                                                               94,200      $    3,433,590
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                                                   998,080      $    6,118,230
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               819,200      $   12,910,592
---------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                           262,500           6,762,000
---------------------------------------------------------------------------------------------------------------------------
THQ, Inc.*                                                                                      499,330          13,926,314
---------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A.*                                                                      93,700           4,198,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   37,797,281
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                   732,120      $   19,005,835
---------------------------------------------------------------------------------------------------------------------------
MINEBEA Co. Ltd.^                                                                               847,000           3,463,845
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,469,680
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc.^*                                                          70,600      $    1,155,016
---------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                   67,900           4,437,265
---------------------------------------------------------------------------------------------------------------------------
IDX Systems Corp.^*                                                                             142,000           4,529,800
---------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                                619,166           4,024,579
---------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.^*                                                                          394,400           5,474,272
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,620,932
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 14.1%
---------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                                                        588,560      $    4,278,831
---------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                  816,770          26,267,323
---------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.##*                                                                              238,000           1,268,540
---------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                               995,640           5,306,761
---------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              169,300           6,177,757
---------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                   669,805          15,680,135
---------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.^*                                                                          221,570           6,148,568
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                           93,480           5,838,761
---------------------------------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.^*                                                                  189,460           7,180,534
---------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                                                      187,695          10,835,632
---------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                   103,124           6,417,407
---------------------------------------------------------------------------------------------------------------------------
Millipore Corp.^*                                                                               196,570          10,121,389
---------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                                                   149,470           1,805,598
---------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                869,330          12,987,790
---------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                 333,000          14,069,250
---------------------------------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.^*                                                               220,650           2,835,353
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  137,219,629
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.^                                                                             257,050      $    7,428,745
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.^*                                                                          43,400      $    2,486,386
---------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc.^*                                                                   80,790           3,667,866
---------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc.^*                                                                               464,370           3,050,911
---------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.^*                                                                   75,650           3,135,693
---------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp.^*                                                                            95,890           2,896,837
---------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc.^*                                                                142,890           3,309,332
---------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.*                                                                 153,860           2,407,909
---------------------------------------------------------------------------------------------------------------------------
TETRA Technologies, Inc.^*                                                                       94,880           2,618,688
---------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.*                                                                       143,670           3,124,383
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   26,698,005
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
ScanSoft, Inc.^*                                                                              1,393,572      $    5,657,902
---------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"^*                                                                  92,400           3,943,632
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,601,534
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.*                                                                 595,752      $    2,680,884
---------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                           294,300           5,974,290
---------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                                 348,110           2,262,715
---------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                              461,680          13,010,142
---------------------------------------------------------------------------------------------------------------------------
PRA International^*                                                                             136,070           3,541,902
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,469,933
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                                                 216,390      $    2,741,661
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., "A"^*                                                             101,470      $    3,902,536
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                97,960      $    5,806,089
---------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                          139,350           4,324,031
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,130,120
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.3%
---------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                                388,440      $   11,559,974
---------------------------------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                                                 453,040           7,515,933
---------------------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc.*                                                                        169,520           2,034,240
---------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc.*                                                                              315,160           5,152,866
---------------------------------------------------------------------------------------------------------------------------
GameStop Corp., "A"^*                                                                           155,300           4,528,548
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                       328,300           2,322,806
---------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                    343,100           2,429,148
---------------------------------------------------------------------------------------------------------------------------
Sharper Image Corp.^*                                                                           297,200           3,949,788
---------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^                                                                          299,950           9,115,481
---------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.*                                                                              185,520           3,077,777
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   51,686,561
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
---------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                               761,520      $    9,191,546
---------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                       289,040           5,610,266
---------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.^*                                                                                592,870           3,693,580
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   18,495,392
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                  52,060      $    2,274,314
---------------------------------------------------------------------------------------------------------------------------
Trucking - 0.4%
---------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                        78,050      $    3,477,128
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $975,532,463)                                                                 $  977,696,067
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost<                     $  1,612,000      $    1,612,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   230,963,102      $  230,963,102
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,208,107,565)                                                          $1,210,271,169
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(23.9)%                                                                         (233,816,478)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  976,454,691
---------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
## SEC Rule 144A restriction.
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                           $1,210,583,080
                                                         ==============
Gross unrealized appreciation                            $  104,816,787
Gross unrealized depreciation                              (105,128,698)
                                                         --------------
    Net unrealized appreciation(depreciation)            $     (311,911)
                                                         ==============



A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Research International Fund

                                                         [logo] M F S(R)
                                                         INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES            $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.1%
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                     2,990,180      $   12,276,834
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    1,513,190      $   21,754,877
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                            1,532,390      $   11,412,598
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.1%
---------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                                       220,560      $   13,216,534
---------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                              748,300          26,664,556
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   39,881,090
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 23.2%
---------------------------------------------------------------------------------------------------------------------------
Aiful Corp.^                                                                                    336,925      $   24,851,426
---------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                  1,750,300           9,364,009
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                    1,617,760          18,918,118
---------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                           1,817,060          28,495,674
---------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR                                                                           135,900           1,922,985
---------------------------------------------------------------------------------------------------------------------------
BNP Paribas^                                                                                    442,470          29,765,572
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                           826,421          21,434,143
---------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                  705,320          11,321,502
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG^                                                 478,320          23,533,847
---------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                          5,445,850          11,609,273
---------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                       683,280          17,429,574
---------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                             1,786,176          28,197,154
---------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                    369,980          16,268,103
---------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                            2,416          20,184,445
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              355,500          21,863,250
---------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                  1,184,940           9,298,325
---------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG*                                                        43,220           2,580,279
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                              1,256,041          36,915,306
---------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                             3,339,000          16,983,974
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                  472,950          29,427,030
---------------------------------------------------------------------------------------------------------------------------
UBS AG^                                                                                         470,674          36,292,708
---------------------------------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                                                2,620          13,326,748
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  429,983,445
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        418,720      $   25,123,200
---------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                    166,340           5,800,742
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,923,942
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                                 183,010      $    7,289,288
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                           730,690      $    7,905,232
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     154,934          16,048,841
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,954,073
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                          311,700      $    8,936,069
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                                        338,900      $   17,827,990
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                               465,060      $    5,163,638
---------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary^                                                                  229,330           3,542,785
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                     3,592,000          25,035,403
---------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                   1,014,030           6,091,170
---------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                        1,806,010           9,873,895
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   49,706,891
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           715,090      $   21,848,986
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                        463,103      $   34,089,374
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
---------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                   313,500      $    7,992,044
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                                                   114,830          55,733,866
---------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                               854,300          28,548,959
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   92,274,869
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                   41,530,500      $   22,820,276
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.5%
---------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                        2,841,800      $   28,477,798
---------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR^                                                                                    398,940          13,863,165
---------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A^                                                                                1,396,260          24,464,454
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                     241,140          53,281,194
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  120,086,611
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
---------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                 21,302,000      $   13,963,946
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                    170,729          44,930,484
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   58,894,430
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                     2,439,770      $   27,333,226
---------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                          1,163,390          28,369,393
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   55,702,619
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               213,900      $   22,787,039
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.5%
---------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                      259,000      $   16,115,024
---------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                   347,950          23,000,963
---------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                             5,846,000          25,526,499
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                     940,150          37,089,901
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  101,732,387
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                    96,670      $   10,617,630
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.6%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              591,960      $   17,252,607
---------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                              837,190          19,976,489
---------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                714,502           8,628,451
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 726,450          21,088,844
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   66,946,391
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                           4,848,390      $   19,066,828
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                               200,720      $   14,000,220
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.6%
---------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                 745,890      $   31,675,463
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.^                                                               1,074,210          15,935,892
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG^                                                                               337,750          42,589,105
---------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                 344,252          31,061,376
---------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                         925,000           9,606,508
---------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharma Ltd.                                                                          302,000          10,817,078
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  141,685,422
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                             1,795,630      $   17,144,999
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                2,993,450          22,253,128
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   39,398,127
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                     1,996,660      $    6,494,695
---------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG^                                                                    393,190          15,526,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,021,320
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                         1,739,000      $   18,878,966
---------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                  1,726,000          18,052,693
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   36,931,659
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Fast Retailing Co. Ltd.                                                                         160,300      $    8,494,087
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                     1,942,420          13,743,117
---------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                4,686,500          21,904,989
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   44,142,193
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           16,973,100      $   42,830,729
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                     1,480,760      $   24,862,185
---------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                     1,791,000           5,421,308
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,283,493
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 6.1%
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                                          1,501,860      $   27,915,579
---------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                240,975          10,527,330
---------------------------------------------------------------------------------------------------------------------------
Hanarotelecom, Inc.*                                                                          1,067,473           2,754,769
---------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                 2,020,460          16,041,694
---------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            12,316,000          19,225,264
---------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.^                                                                              2,141,550          35,877,865
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  112,342,501
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                             1,755,990      $   20,121,801
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                         416,680      $   10,642,925
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                    1,513,960      $   40,719,842
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,726,823,876)                                                               $1,835,934,769
---------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0%
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0%                                FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB*                                                6/10/05                              909,650      $      534,326
---------------------------------------------------------------------------------------------------------------------------
Total Rights                                                                                                 $      534,326
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.4%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost<                     $  7,242,000      $    7,242,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   434,779,280      $  434,779,280
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,168,845,156)                                                          $2,278,490,375
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(23.0)%                                                                         (426,004,386)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $1,852,485,989
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
  ADR = American Depository Receipt
  GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH INTERNATIONAL FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                       $2,170,134,365
                                                     ==============
Gross unrealized appreciation                        $  145,294,981
Gross unrealized depreciation                           (36,938,971)
                                                     --------------
  Net unrealized appreciation(depreciation)          $  108,356,010
                                                     ==============

(2) Country Weightings
----------------------------
Great Britain           19.1
----------------------------
Japan                   19.0
----------------------------
France                  14.1
----------------------------
Switzerland              8.1
----------------------------
South Korea              7.6
----------------------------
Mexico                   3.6
----------------------------
Spain                    3.5
----------------------------
Germany                  3.3
----------------------------
Sweden                   3.1
----------------------------
Other                   18.6
----------------------------

Percentages as based on total net assets as of May 31, 2005.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Technology Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.7%
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Xm Satellite Radio Holdings, Inc.^*                                                              44,700      $    1,435,317
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              49,350      $    3,693,354
---------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                   87,300           2,221,785
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,915,139
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 24.0%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    154,690      $    4,215,303
---------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                184,300           1,262,455
---------------------------------------------------------------------------------------------------------------------------
FileNet Corp.*                                                                                   45,010           1,253,979
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                       76,190           3,437,693
---------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                       66,810           3,721,317
---------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                 537,000           2,668,890
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   500,838           6,420,743
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  94,680           2,140,715
---------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                           212,200           1,345,348
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         205,310           5,106,060
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   31,572,503
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 11.8%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     152,153      $    6,069,383
---------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR                                                                   18,940           1,370,120
---------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                                         76,860           4,043,256
---------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                       1,056,230           4,024,236
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,506,995
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 22.0%
---------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                              35,060      $    1,486,193
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             61,220           2,270,038
---------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                     300,500           1,328,680
---------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                                                          76,300           1,315,412
---------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                                                             42,600           1,511,874
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                 66,550           3,022,035
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                   94,920           3,887,923
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                24,365           5,859,783
---------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                211,500           1,947,915
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         107,300           2,965,772
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    120,960           3,356,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   28,952,265
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                                         120,400      $      608,020
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 9.3%
---------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                                                   302,680      $    1,855,428
---------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                               22,430           6,244,512
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   111,710           4,155,612
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,255,552
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                           37,810      $    1,986,537
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                    50,500      $    1,310,980
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 10.7%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      565,990      $    7,957,819
---------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                             300,000           1,573,410
---------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd., GDR##                                                       76,970             796,639
---------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        130,780           3,761,233
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   14,089,101
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 13.4%
---------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                               155,400      $    1,875,678
---------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                        80,300           1,558,623
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            355,843           6,896,237
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                        108,050           2,770,402
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                   51,600           1,922,616
---------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                         31,580           2,615,456
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,639,012
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $122,599,443)                                                                 $  131,271,421
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05, at Amortized Cost and Value<           $    959,000      $      959,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.7%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    19,306,289      $   19,306,289
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $142,864,732) ~                                                          $  151,536,710
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(15.1)%                                                                          (19,896,666)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  131,640,044
---------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
 ^ All or a portion of this security is on loan.
 ~ As of May 31, 2005, the fund had one security representing $796,639 and 0.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR=American Depository Receipt
GDR=Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TECHNOLOGY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                             $ 145,846,618
                                                           =============
Gross unrealized appreciation                              $   9,908,609
Gross unrealized depreciation                                 (4,218,517)
                                                           -------------
Net unrealized appreciation(depreciation)                  $   5,690,092
                                                           =============



A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Value Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.7%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.7%
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                                        2,129,580      $  138,188,446
---------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                       1,937,290         107,945,799
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       903,980          96,454,666
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  342,588,911
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    2,363,043      $   33,973,070
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 16.0%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          1,471,160      $   79,221,966
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         6,023,384         279,003,146
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               5,373,630         253,151,709
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    2,389,700         141,565,828
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     616,740          40,112,770
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                         815,796          29,164,707
---------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    1,482,830          31,272,885
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                            1,750,660          95,673,569
---------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                         2,208,890         162,596,393
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                             1,061,370          64,117,362
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,175,880,335
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.^*                                                                           1,520,440      $   26,455,656
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                             2,995,563         102,717,855
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               1,298,510          35,631,114
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  164,804,625
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.1%
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                       397,130      $   28,648,958
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                     1,923,600         187,551,000
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                  427,360          39,402,592
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                        2,408,440          66,858,294
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       945,050          51,278,413
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  373,739,257
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                          4,627,610      $  107,730,761
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                  330,480          14,210,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  121,941,401
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.2%
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                              1,522,850      $   68,969,877
---------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                 1,938,930          90,179,634
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    476,800          27,177,600
---------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                            1,031,270          18,274,104
---------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                                         1,759,350         115,043,897
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     589,220          61,034,365
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  380,679,477
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 1,165,700      $   14,944,274
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                              1,697,180          38,373,240
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   53,317,514
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                           1,424,840      $   32,073,148
---------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           147,480          11,142,114
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   43,215,262
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                   2,837,200      $   90,847,144
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.^                                                                         1,564,790      $  100,662,941
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                               1,555,990      $   16,913,611
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     680,900      $   46,941,246
---------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.^                                                                           977,330          64,963,125
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         517,480          14,970,696
---------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                             211,110          11,482,273
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  138,357,340
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                           827,570      $   30,686,295
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              841,650      $   38,631,735
---------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                          1,033,460          51,559,319
---------------------------------------------------------------------------------------------------------------------------
Unocal Corp.^                                                                                 2,065,656         117,721,735
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  207,912,789
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.6%
---------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                   1,513,520      $   91,113,904
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                1,803,670         194,507,773
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             2,566,360         144,229,432
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                              1,182,420         131,473,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  561,324,389
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.1%
---------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                                                   3,782,115      $   75,074,982
---------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                1,508,790          54,874,692
---------------------------------------------------------------------------------------------------------------------------
Kellogg Co.^                                                                                  2,452,590         111,568,319
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      139,256          36,647,784
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   825,516          46,476,551
---------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.^                                                                               2,618,030          53,119,829
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  377,762,157
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                  574,000      $   18,023,600
---------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                       2,430,220          78,277,386
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   96,300,986
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.9%
---------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.^                                                                                  1,049,460      $   43,605,063
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp.^                                                                               2,880,930         167,670,126
---------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                    453,730          38,217,678
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                        926,645          69,303,780
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                 4,251,850         189,632,510
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  508,429,157
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                  1,420,920      $   28,674,166
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.1%
---------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   2,013,906      $  133,219,882
---------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                     269,880           7,486,556
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       791,410          66,818,746
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                     542,580          21,405,348
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  228,930,532
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    1,042,030      $   38,450,907
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                  1,001,840      $   56,724,181
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.9%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                           1,814,780      $   87,544,987
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 291,500          16,994,450
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             1,901,790         127,610,109
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             3,066,830          99,487,965
---------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                     611,100          29,839,011
---------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    888,350          24,784,965
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG^                                                                               427,970          53,965,534
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         1,520,090          65,926,303
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  506,153,324
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                             6,729,000      $   64,249,704
---------------------------------------------------------------------------------------------------------------------------
Tribune Co.^                                                                                  1,317,514          47,667,657
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  111,917,361
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                            1,532,110      $   75,716,876
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                              1,461,890      $   45,230,877
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                1,430,008      $   86,129,382
---------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                                  490,230          22,977,080
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  109,106,462
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                     4,380,220      $   91,984,620
---------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               803,460          45,965,947
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                               2,457,430          56,348,870
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  194,299,437
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           35,998,890      $   90,841,313
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                 7,827,400      $  185,431,106
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.^                                                                 3,309,710         117,097,540
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  302,528,646
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.1%
---------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            3,370,600      $  226,302,084
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       329,780      $   14,691,699
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.6%
---------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                    77,300      $    3,187,079
---------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                     2,104,390         147,959,661
---------------------------------------------------------------------------------------------------------------------------
Entergy Corp.^                                                                                  419,900          30,161,417
---------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    496,150          23,244,628
---------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                                                297,930          12,110,855
---------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                       657,530          37,814,550
---------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                           527,240          29,261,820
---------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                      695,950      $   55,870,866
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  339,610,876
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,930,049,477)                                                               $7,188,515,402
---------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0%                                      FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB*                                         6/10/05                                     542,580      $      318,710
---------------------------------------------------------------------------------------------------------------------------
ISSUER
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS# - 2.1%                                                               PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05                                         $148,146,000      $  148,146,000
---------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.05%, due 6/01/05                                                       12,000              12,000
---------------------------------------------------------------------------------------------------------------------------
Verizon Global Networks, Inc., 3.03%, due 6/23/05                                             5,000,000           4,990,742
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                              $  153,148,742
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.0%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   441,775,512      $  441,775,512
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,524,973,731)                                                          $7,783,758,366
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(5.8)%                                                                          (424,269,461)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $7,359,488,905
---------------------------------------------------------------------------------------------------------------------------
    * Non-income producing security.
    ^ All or a portion of this security is on loan.
    # The rate shown represents an annualized yield at time of purchase.
ADR = American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $6,549,911,732
                                                       ==============
Gross unrealized appreciation                          $1,358,201,637
Gross unrealized depreciation                            (124,355,003)
                                                       --------------
Net unrealized appreciation (depreciation)             $1,233,846,634
                                                       ==============




A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/2005


MFS(R) Cash Reserve Fund

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2005

ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.6%
---------------------------------------------------------------------------------------------------------------------------
BNP Paribas NY Branch, 3.015%, due 6/29/05                                                 $ 20,150,000      $   20,150,000
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC NY, 3.105%, due 7/11/05                                                    18,840,000          18,840,000
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston NY, 3.1%, due 7/11/05                                             20,550,000          20,550,000
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                                   $   59,540,000
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.2% <
---------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 2.995%, due 6/13/05                                                     $  1,912,000      $    1,910,091
---------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 3%, due 7/08/05                                             5,000,000           4,984,583
---------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.15%, due 8/09/05                                            20,705,000          20,579,994
---------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 2.96%, due 6/07/05                                           13,149,000          13,142,513
---------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 3.1%, due 8/05/05                                             5,000,000           4,972,014
---------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.03%, due 6/20/05                                                 10,354,000          10,337,442
---------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 3.03%, due 7/05/05                                                                10,000,000           9,971,383
---------------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 2.98%, due 6/01/05                                         12,000              12,000
---------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.94%, due 6/02/05                                      20,255,000          20,253,346
---------------------------------------------------------------------------------------------------------------------------
Citicorp, 3.03%, due 6/13/05                                                                 11,190,000          11,178,698
---------------------------------------------------------------------------------------------------------------------------
Citicorp, 3.01%, due 6/24/05                                                                 10,000,000           9,980,769
---------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 3.06%, due 7/18/05                                                           13,580,000          13,525,748
---------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 3.16%, due 8/08/05                                                            7,095,000           7,052,651
---------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3%, due 7/05/05                                                          20,180,000          20,122,823
---------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.02%, due 6/06/05 - 7/07/05                                19,936,000          19,926,049
---------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.1%, due 7/22/05                                              171,000             170,249
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.12%, due 7/25/05                                           18,640,000          18,552,765
---------------------------------------------------------------------------------------------------------------------------
General Electric Co., 3%, due 6/29/05                                                         1,545,000           1,541,395
---------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 3.04%, due 7/12/05                                                               6,455,000           6,432,651
---------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 3.03%, due 7/06/05                                      6,585,000           6,565,602
---------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 3.16%, due 8/08/05                                      4,305,000           4,279,304
---------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.03%, due 6/15/05                                                 20,465,000          20,440,885
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 3%, due 7/07/05                                                        20,210,000          20,149,370
---------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, 3.115%, due 7/26/05                                              20,190,000          20,093,915
---------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.05%, due 6/01/05                                                   10,339,000          10,339,000
---------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 3.03%, due 6/17/05                                            7,435,000           7,424,988
---------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 3.03%, due 6/16/05                                                   20,475,000          20,449,150
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 3.15%, due 7/18/05                                                 20,220,000          20,136,845
---------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.03%, due 6/21/05                                               7,290,000           7,277,729
---------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 3.03%, due 6/15/05                                                 14,003,000          13,986,500
---------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 3%, due 6/23/05                                                     6,480,000           6,468,120
---------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 3.13%, due 8/01/05                                                 5,900,000           5,868,709
---------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 3.08%, due 7/13/05                                                 20,165,000          20,092,540
---------------------------------------------------------------------------------------------------------------------------
Verizon Network Funding Co., 3.02%, due 6/27/05                                              20,000,000          19,956,378
---------------------------------------------------------------------------------------------------------------------------
Verizon Network Funding Co., 3.05%, due 6/28/05                                                 620,000             618,582
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                          $  398,794,781
---------------------------------------------------------------------------------------------------------------------------
EUROPEAN TIME DEPOSIT - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Societe Generale Cayman, 3.063%, due 6/01/05, at Amortized Cost and Value                  $ 19,033,000      $   19,033,000
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $1,001 by          $      1,000      $        1,000
various U.S. Treasury and Federal Agency obligations in a jointly traded account), at Cost
---------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                               $  477,368,781
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(0.8)%                                                                            (3,768,825)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  473,599,956
---------------------------------------------------------------------------------------------------------------------------

< The rates shown represent an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I
            -------------------------------------------------------------------

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
      -------------

* Print name and title of each signing officer under his or her signature.